Warrant derivative liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Summary of changes in warrant derivative liability

The following table summarizes the changes in the warrant derivative liability during the twelve-month period to December 31, 2022:

Embedded derivative
£

Balance at December 31, 2021	-
Fair value of warrants issued in the period	20,872,152
Fair value adjustment	(14,851,289)
Balance at December 31, 2022	6,020,863

Schedule of valuation assumption on warrants derivative

The model inputs were as follows:

	February 10, 2022	December 31, 2022
Exercise price in USD	$212.50	$212.50
Share price in USD	$100.00	$3.85
Time to maturity	6 years	5.1 years
Expected volatility	80%	90%
Risk free interest rate (US treasury bond)	1.99%	4.00%
Dividend yield	-

	November 30, 2022	December 31, 2022
Exercise price in USD	$5.00	$5.00
Share price in USD	$4.71	$3.85
Time to maturity	5.5 years	5.4 years
Expected volatility	90%	85%
Risk free interest rate (US treasury bond)	3.8%	3.9%
Dividend yield	-	-

	November 30, 2022	December 31, 2022
Exercise price in USD	$5.00	$5.00
Share price in USD	$4.71	$3.85
Time to maturity	2.5 years	2.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.21%	4.3%
Dividend yield	-	-

	November 30, 2022	December 31, 2022
Exercise price in USD	$6.25	$5.00
Share price in USD	$4.71	$3.85
Time to maturity	5.5 years	5.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	3.9%	4.0%
Dividend yield	-	-